Taxes on Income - Schedule of Company’s Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Loss Before Income Taxes [Abstract]
Domestic	$ (46,421)	$ (49,317)	$ (43,500)
Foreign
Total	$ (46,421)	$ (49,317)	$ (43,500)